UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Solus Alternative Asset Management LP

Address:   430 Park Avenue, 9th Floor
           New York, NY  10022


Form 13F File Number: 028-12919


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Lonetto
Title:  Chief Legal Officer
Phone:  212-284-4306

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph Lonetto                 New York, New York                 11/16/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             30

Form 13F Information Table Value Total:     $2,075,655
                                            ----------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                   COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------------- --------- ----------- ------------------- ---------- -------- ----------------
                                                                             SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER             TITLE OF CLASS      CUSIP      VALUE     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------------- --------- ----------- ---------- --- ---- ---------- -------- ---- ------ ----
Abercrombie & Fitch Co           COM                  002896207  46,032,000  1,400,000     PUT  SOLE       NO       Sole      0    0
Amazon Com Inc                   COM                  023135106 102,696,000  1,100,000     PUT  SOLE       NO       Sole      0    0
Centex Corp                      COM                  152312104  10,990,000  1,000,000     PUT  SOLE       NO       Sole      0    0
Cisco Systems Inc                COM                  17275R102  25,894,000  1,100,000     PUT  SOLE       NO       Sole      0    0
Delta Air Lines Inc              COM                  247361702  31,360,000  3,500,000     CALL SOLE       NO       Sole      0    0
Digitalglobe Inc                 COM                  25389M877  26,832,614  1,199,491 SH       SOLE       NO       Sole      0    0
Expedia Inc                      COM                  30212P105  79,035,000  3,300,000     PUT  SOLE       NO       Sole      0    0
Federal Mogul Corp Cl A          COM                  313549404  38,778,496  3,212,800 SH       SOLE       NO       Sole      0    0
FedEx Corp                       COM                  31428X106  75,220,000  1,000,000     PUT  SOLE       NO       Sole      0    0
Fibertower Corp                  NOTE 9.000% -        31567RAC4  10,574,925     25,793 PRN      SOLE       NO       Sole      0    0
                                 11/2012
Horizon Lines Inc                NOTE 4.250% - 8/1    44044KAB7  26,423,125     33,500 PRN      SOLE       NO       Sole      0    0
Hughes Communications Inc        COM                  444398101  63,865,700  2,105,000 SH       SOLE       NO       Sole      0    0
Intel Corp                       COM                  458140100  21,527,000  1,100,000     PUT  SOLE       NO       Sole      0    0
Linn Energy LLC                  COM                  536020100  18,320,000    800,000 SH       SOLE       NO       Sole      0    0
Loral Space & Communications Ltd COM                  543881106  47,570,793  1,731,106 SH       SOLE       NO       Sole      0    0
Mirant Corporation               COM                  60467R100  48,633,605  2,960,049 SH       SOLE       NO       Sole      0    0
Moodys Corporation               COM                  615369105  20,460,000  1,000,000     PUT  SOLE       NO       Sole      0    0
Morgan Stanley                   COM                  617446448 101,904,000  3,300,000     PUT  SOLE       NO       Sole      0    0
Nextwave Wireless Inc            COM                  65337Y102   5,625,000  6,250,000 SH       SOLE       NO       Sole      0    0
Nordstrom Inc.                   COM                  655664100  61,080,000  2,000,000     PUT  SOLE       NO       Sole      0    0
NRG Energy Inc.                  COM                  629377508 310,090,000 11,000,000 SH       SOLE       NO       Sole      0    0
NRG Energy Inc.                  COM                  629377508  84,570,000  3,000,000     CALL SOLE       NO       Sole      0    0
Peabody Energy Corp              COM                  704549104  10,235,500    275,000     CALL SOLE       NO       Sole      0    0
PNC Financial Services Group     COM                  693475105 240,520,500  4,950,000     PUT  SOLE       NO       Sole      0    0
Powershares QQQ Trust            COM                  73935A104  12,436,200    540,000 SH       SOLE       NO       Sole      0    0
Ryland Group                     COM                  783764103  82,541,725  3,917,500     PUT  SOLE       NO       Sole      0    0
SPDR SERIES TRUST S&P HOMEBUILD  COM                  78464A888   3,757,500    250,000 SH       SOLE       NO       Sole      0    0
SPDR TR UNIT SER 1               COM                  78462F103 110,869,500  1,050,000 SH       SOLE       NO       Sole      0    0
Terrestar Corp                   COM                  881451108  15,425,506  6,736,029 SH       SOLE       NO       Sole      0    0
Wells Fargo & Co                 COM                  949746101 342,387,000 12,150,000     PUT  SOLE       NO       Sole      0    0
                                                              2,075,655,689
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